Consolidated Balance Sheets - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Current assets:
Cash	$ 40,657	$ 59,082
Accounts receivable		41,100
Inventory	10,863	11,000
Prepaid expenses	27,952	44,016
Total assets	79,472	155,198
Current liabilities:
Accounts payable and accrued liabilities	1,978,973	1,501,322
Promissory notes payable to related parties	4,179,458	3,091,966
Promissory notes payable	2,163,368	2,163,368
Interest payable to related parties	2,176,265	1,848,079
Interest payable	3,525,414	3,322,070
Lines of credit from related parties	19,857,871	17,956,033
Loan payable to related parties	2,421,842	2,188,515
Total liabilities	36,303,191	32,071,353
Shareholders’ Deficit
Ordinary shares	31,285,637	30,912,769
Additional paid-in capital	68,477,402	57,280,320
Accumulated other comprehensive loss – cumulative translation differences	(844)	(844)
Accumulated deficit	(135,985,914)	(120,108,400)
Total shareholders’ deficit	(36,223,719)	(31,916,155)
Total liabilities and shareholders’ deficit	$ 79,472	$ 155,198